Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 27,398	R$ 33,094
Current Fair value	26,428	32,872
Non-current gross carrying amount	81,157	74,341
Non-current fair value	79,194	77,070
Gross carrying amount	108,555	107,435
Fair value	105,622	109,942
Non-stated maturity [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,629	1,640
Current Fair value	743	1,382
Up to one year [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	25,769	31,454
Current Fair value	25,685	31,490
From one to five years [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	64,034	52,825
Non-current fair value	63,256	54,452
From five to ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	12,017	14,084
Non-current fair value	11,557	14,852
After ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	5,106	7,432
Non-current fair value	R$ 4,381	R$ 7,766